DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
DEFERRED INCOME TAXES
DEFERRED INCOME TAXES

Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, and goodwill based on the source of the change.

Current income taxes of $239 million and deferred income taxes of $155 million have been provided on the undistributed earnings of certain foreign subsidiaries. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $3,916 million as at December 31, 2017.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2017	As at December 31, 2016
Deferred tax assets
Tax loss carry forwards	$926	$735
Environmental rehabilitation	594	639
Property, plant and equipment	175	273
Post-retirement benefit obligations and other employee benefits	49	47
Accrued interest payable	40	75
Other working capital	23	54
Derivative instruments	74	89
Other	21	41
	$1,902	$1,953
Deferred tax liabilities
Property, plant and equipment	(1,571)	(1,963)
Inventory	(507)	(533)
	($176)	($543)
Classification:
Non-current assets	$1,069	$977
Non-current liabilities	(1,245)	(1,520)
	($176)	($543)

The deferred tax asset of $1,069 million includes $1,064 million expected to be realized in more than one year. The deferred tax liability of $1,245 million includes $1,228 million expected to be realized in more than one year.

Expiry Dates of Tax Losses

	2018	2019	2020	2021	2022+	No expiry date	Total
Non-capital tax losses[1]
Canada	$—	$—	$—	$—	$2,093	$—	$2,093
Argentina	—	—	—	271	—	—	271
Barbados	4,727	922	217	13	735	—	6,614
Chile	—	—	—	—	—	1,052	1,052
Tanzania	—	—	—	—	—	1,756	1,756
Zambia	115	—	—	12	404	—	531
Other	7	—	—	—	—	568	575
	$4,849	$922	$217	$296	$3,232	$3,376	$12,892

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2017.

The non-capital tax losses include $9,153 million of losses which are not recognized in deferred tax assets. Of these, $4,843 million expire in 2018, $922 million expire in 2019, $217 million expire in 2020, $296 million expire in 2021, $1,009 million expire in 2022 or later, and $1,866 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:

•	Historic and expected future levels of taxable income;

•	Tax plans that affect whether tax assets can be realized; and

•	The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper reserves; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

A deferred income tax asset totaling $661 million (December 31, 2016: $569 million) has been recorded in Canada. This deferred tax asset primarily arose from derivative realized losses, finance costs, and general and administrative expenses. A deferred tax asset totaling $98 million (December 31, 2016: $126 million) has been recorded in a foreign subsidiary. This deferred tax asset primarily arose from a realized loss on internal restructuring of subsidiary corporations. Projections of various sources of income support the conclusion that the realizability of these deferred tax assets is probable and consequently, we have fully recognized these deferred tax assets.
Deferred Tax Assets Not Recognized

	As at December 31, 2017	As at December 31, 2016
Australia	$158	$162
Canada	388	377
United States	—	115
Chile	993	890
Argentina	515	599
Barbados	66	66
Tanzania	209	183
Zambia	50	151
Saudi Arabia	70	70
	$2,449	$2,613

Deferred Tax Assets Not Recognized relate to: non-capital loss carry forwards of $690 million (2016: $638 million), capital loss carry forwards with no expiry date of $452 million (2016: $440 million), US AMT credits of $nil (2016: $113 million) and other deductible temporary differences with no expiry date of $1,307 million (2016: $1,422 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2017	2016
Temporary differences
Property, plant and equipment	$295	($297)
Environmental rehabilitation	(45)	79
Tax loss carry forwards	191	259
Inventory	26	(94)
Derivatives	(16)	(16)
Other	(84)	39
	$367	($30)
Intraperiod allocation to:
Income from continuing operations before income taxes	($106)	($8)
Cerro Casale disposition	469	—
Veladero disposition	16	—
OCI	(12)	(22)
	$367	($30)
Income Tax Related Contingent Liabilities
	2017	2016
At January 1	$128	$61
Net additions based on uncertain tax positions related to prior years	178	70
Reductions for tax positions of prior years	—	(3)
At December 31[1]	$306	$128

[1]	If reversed, the total amount of $306 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Canada	2015-2017
United States	2017
Dominican Republic	2013-2017
Peru	2009, 2011-2017
Chile	2013-2017
Argentina	2011-2017
Australia	2013-2017
Papua New Guinea	2006-2017
Saudi Arabia	2007-2017
Tanzania	All years open
Zambia	2010-2017